EQUITY - Outstanding Common Equity (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 2,635
Ending balance	2,579
Capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance	737
Ending balance	$ 814
Capital | Class C Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares	25,934,120
Beginning balance	$ 737
Share issuance (in shares) | shares	0
Contributions	$ 77
Ending balance (in shares) | shares	25,934,120
Ending balance	$ 814